SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2016
SHARE-BASED COMPENSATION
Summary of share option activity

	Number of shares	Weighted average exercise price		Weighted average remaining contractual life (years)	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2016	6,089,905	US$	28.19

Granted	1,157,400	US$	34.27
Exercised	(1,117,754)	US$	21.54
Forfeited	(334,720)	US$	29.86

Outstanding at December 31, 2016	5,794,831	US$	30.58	3.36	US$	19,272

Vested and expected to vest at December 31, 2016	5,561,729	US$	30.50	3.29	US$	18,926

Exercisable at December 31, 2016	3,299,485	US$	29.05	2.26	US$	15,696

Summary of non-vested share option activity

	Number of shares	Weighted average grant-date fair value (per share)
Non-vested at January 1, 2016	2,708,243	US$	11.02

Granted	1,157,400	US$	9.63
Vested	(1,035,577)	US$	11.01
Forfeited	(334,720)	US$	11.09

Non-vested at December 31, 2016	2,495,346	US$	10.37

Expected to vest at December 31, 2016	2,262,244	US$	10.37